Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 10,772,972	$ 1,373,946	$ 9,385,961
Less: allowance for credit losses	(7,527,799)	(960,068)	(7,027,799)
Accounts receivable, net	$ 3,245,173	$ 413,878	$ 2,358,162